Consolidated Balance Sheet - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Assets
Cash and Cash Equivalents		$ 58,587	$ 65,098
Interest Bearing Deposits with Banks		4,207	3,640
Securities (Note 2)
Trading		175,072	168,926
Fair value through profit or loss		19,787	19,064
Fair value through other comprehensive income	[1]	106,420	93,702
Debt securities at amortized cost	[2]	98,479	115,188
Securities, net		399,758	396,880
Securities Borrowed or Purchased Under Resale Agreements		128,279	110,907
Loans (Note 3)
Residential mortgages		195,207	191,080
Consumer instalment and other personal		92,584	92,687
Credit cards		12,984	13,612
Business and government		381,525	384,993
Loans gross of allowance for loan losses		682,300	682,372
Allowance for credit losses (Note 3)		(5,165)	(4,356)
Loans,net		677,135	678,016
Other Assets
Derivative instruments		44,197	47,253
Customers' liability under acceptances		450	359
Premises and equipment		6,184	6,249
Goodwill		16,702	16,774
Intangible assets		4,819	4,925
Current tax assets		2,456	2,219
Deferred tax assets		2,728	3,024
Receivable from brokers, dealers and clients		42,275	31,916
Other		43,776	42,387
Other assets		163,587	155,106
Total Assets		1,431,553	1,409,647
Liabilities and Equity
Deposits (Note 4)		955,363	982,440
Other Liabilities
Derivative instruments		51,452	58,303
Acceptances		450	359
Securities sold but not yet purchased		51,408	35,030
Securities lent or sold under repurchase agreements		126,759	110,791
Securitization and structured entities' liabilities		49,559	40,164
Insurance-related liabilities (Note 5)		18,872	18,770
Payable to brokers, dealers and clients		46,396	34,407
Other		36,063	36,720
Other liabilities		380,959	334,544
Subordinated Debt (Note 4)		8,466	8,377
Total Liabilities		1,344,788	1,325,361
Equity
Contributed surplus		368	354
Retained earnings		47,554	46,469
Accumulated other comprehensive income		6,091	5,419
Total shareholders' equity		86,723	84,250
Non-controlling interest in subsidiaries		42	36
Total Equity		86,765	84,286
Total Liabilities and Equity		1,431,553	1,409,647
Preferred shares and other equity instruments (Note 6) [member]
Equity
Issued capital		9,156	8,087
Total Equity		9,156	8,087
Common shares (Note 6) [member]
Equity
Issued capital		23,554	23,921
Total Equity		$ 23,554	$ 23,921

[1]	As these securities are presented at fair value on the Balance Sheet, ACL of $6 million ($4 million as at October 31, 2024) is included in Accumulated Other Comprehensive Income.
[2]	Amounts are net of ACL of $2 million ($3 million as at October 31, 2024).